Related Party Balance and Transactions	12 Months Ended
Dec. 31, 2023
Related Party Balance and Transactions [Abstract]
RELATED PARTY BALANCE AND TRANSACTIONS

NOTE 19 – RELATED PARTY BALANCE AND TRANSACTIONS

The following is a list of related parties which the Company has transactions with:

(a)	Ningbo Zhuhai Investment Co., Ltd. (“Zhuhai Investment”), a company controlled by Mr. Haiping Hu.

(b)	Bally, Corp. (“Bally”), a company controlled by Mr. Haiping Hu.

(c)	Mr. Xuanming Wang, General Manager and legal representative of GMB (Hangzhou).

(d)	Mr. Haiwei Zuo, Vice Chairman of the Board, 7.49% shareholder of GMB (Beijing).

(e)	Shanghai Hui Yang Investment Co., 9.6451% shareholder of Sunrise Guizhou and controlled by immediate family members of Mr. Haiping Hu.

(f)	Shidong (Suzhou) Investment Co., Ltd., a company of which Mr. Haiping Hu is the CEO.

(g)	Mr. Shousheng Guo, Director, 3.00% shareholder of GMB (Beijing).

(h)	Mr. Wenwu Zhang, Director of Sunrise Guizhou.

(i)	Mr. Chenming Qi, General Manager, Director and 3.00% shareholder of GIOP BJ; Director of GMB (Hangzhou).

(j)	Ms. Jing Ji, CEO of and 46% shareholder of GMB Technology.

(k)	Haicheng Shenhe, 9.6451% shareholder of Sunrise Guizhou.

(l)	Ms. Chao Liu, Chief Financial Officer of the Company.

(m)	GMB Internet Technology Co., Ltd., one of the shareholders of the Company.

(n)	GMB Business Communication Co., Ltd. one of the shareholders of the Company.

(o)	GMB Enterprise Cooperation Development Co., Ltd., one of the shareholders of the Company.

(p)	GMB Information Technology Co., Ltd., one of the shareholders of the Company.

(q)	GMB Wisdom Sharing Platform Co., Ltd., one of the shareholders of the Company.

(r)	GMB Technology Co., Ltd., one of the shareholders of the Company.

(s)	GMB Project Incubation Services Co., Ltd., one of the shareholders of the Company.

(t)	Guizhou Yilong New Area Industrial Development and Investment Co., Ltd., 3.0864% shareholder of Sunrise Guizhou.
(u)	Ms. Fangfei Liu, spouse of Mr. Haiping Hu.

(v)	Mr. Huiyu Du, the legal representative of Sunrise Guizhou.

(w)	Beijing Huatai Zhonghe Venture Capital Center (Limited Partnership) (“Huatai Zhonghe”), controlled by Mr. Shousheng Guo

a.	Due from related parties

As of December 31, 2023 and 2022, the balances of amount due from related parties were as follows:

		As of December 31,
		2023	2022
Due from related parties
Bally		$5,172	$5,168
Mr. Xuanming Wang		-	20,102
Mr. Shousheng Guo	(2)	100,000	-
Shidong (Suzhou) Investment Co., Ltd.		39,437	37,332
Mr. Wenwu Zhang	(1)	330,991	337,420
Ms. Chao Liu	(2)	141,024	-
Others		700	-
Total		$617,324	$400,022

(1)	The balance as of December 31, 2023 and 2022 represented the prepaid acquisition consideration to purchase Mr. Wenwu Zhang’s equity in Haicheng Shenhe.

(2)	The staff advance balances as of December 31, 2023 had been repaid by May 15, 2024.

b.	Due to related parties

As of December 31, 2023 and 2022, the balances of amounts due to related parties were as follows:

		As of December 31,
		2023	2022
Due to related parties
Mr. Haiping Hu		$903,789	$2,872
Mr. Chenming Qi		5,476	9,189
Ms. Jing Ji		19,543	19,923
Shanghai HuiYang Investment Co.	(1)	800,785	738,128
Haicheng Shenhe		451,871	50,395
Huatai Zhonghe		98,593	-
Zhuhai Investment	(2)	2,183,911	64,643
Others		197	-
Total		$4,464,165	$885,150

(1)	The balance as of December 31, 2023 mainly represented the loans from Shanghai HuiYang Investment Co., with the annual interest rate of 4.35% and was initially due on August 13, 2023 and extended to December 31, 2024.

(2)	The balance as of December 31, 2023 represented the loans from Zhuhai Investment, with the annual interest rate of 8% and was initially due on December 31, 2023 and extended to December 31, 2024.

c.	Deferred revenue -related parties

As of December 31, 2023 and 2022, the balances of deferred revenue of related parties were as follows:

		As of December 31,
		2023	2022
Deferred revenue of related parties
Shanghai Hui Yang Investment Co.	(1)	$340,850	$347,471
Total		$340,850	$347,471

(1)	The balance as of December 31, 2023 and 2022 represented the advance from the related party for tailored services.

d.	Related party transactions

Related party purchase

The Company rented office spaces from Zhuhai Investment. For the years ended December 31, 2023, 2022 and 2021, total rental fee to Zhuhai Investment were $nil, $118,475 and $103,411, respectively.

The Company purchased raw materials for graphite anode material manufacturing from Haicheng Shenhe. For the years ended December 31, 2023, 2022 and 2021, total purchases were $221,207, $1,031,043 and $nil, respectively.

Related party sales

The Company sold titanium for $205 to Mr. Shousheng Guo for the year ended December 31, 2022.

The Company sold medical wine for $666 to Zhuhai Investment for the year ended December 31, 2021.

e.	Related party guarantee

On August 4, 2022, Sunrise Guizhou entered into a line of credit financing contract with Bank of Guizhou for revolving credit of RMB 20,000,000, approximately $2,816,941, for a term from August 4, 2022 to August 3, 2023. The line of credit was in various means including bank loans, commercial note and letter of credit. As of December 31, 2023, the undue commercial notes issued to the vendors were RMB 26,532,265, approximately $3,736,991. The Company deposited RMB 14,034,196, approximately $1,976,675, as restricted cash in the designated bank accounts in Bank of Guizhou to secure the commercial notes. Pursuant to the contract, Mr. Haiping Hu and Guizhou Yilong New Area Industrial Development and Investment Co., Ltd., the non-controlling shareholder of Sunrise Guizhou, were the guarantor of the unsecured commercial notes for RMB 12,498,069, approximately $1,760,316 as of December 31, 2023.

On September 22, 2022, Sunrise Guizhou entered into a financing contract into an eighteen-month loan with Far East to obtain a loan of RMB 20,000,000, approximately $2,816,941, for a term from September 22, 2022 to March 21, 2024; On November 4, 2022, Sunrise Guizhou entered a sales and leaseback financing contract into a three-year financing with Ronghe to obtain an amount of RMB 40,000,000, approximately $5,633,882, for a term from November 10, 2022 to November 9, 2025; On February 7, 2023, Sunrise Guizhou entered a sales and leaseback financing contract into a two-year financing with Zhongguancun to obtain an amount of RMB 20,000,000, approximately $2,816,941, for a term from February 7, 2023 to February 6, 2025; On October 27, 2023, Sunrise Guizhou entered into a sales and leaseback financing contract for a two-year financing with Guomao for RMB 15,000,000, approximately $2,112,706, for a term from October 27, 2023 to October 26, 2025. Pursuant to these financing contracts, Mr. Haiping Hu, CEO and Chairman of the Board of Director, was the guarantor for the debts. See Note 16.

In July 2022, Sunrise Guizhou entered into purchase agreements with original shareholders of Sunrise to acquire 100% of Sunrise Tech’s assets and equity ownership for a gross consideration of RMB 40,000,000 (approximately $5,743,331), among of which RMB10,000,000 and RMB 5,000,000, approximately $1,486,746 and $706,125, were paid in July 2022 and August 2023, respectively. The unpaid consideration RMB 25,000,000 (approximately $3,521,176) will be paid in installments from 2024 to 2026. The consideration payable is guaranteed by Mr. Haiping Hu. See Note 13.

On May 16, 2023, Sunrise Guizhou entered into a credit facility agreement with Everbright Bank to obtain revolving fund up to RMB 100,000,000, approximately $14,084,705, for a term from June 1, 2023 to May 31, 2024. As of December 31, 2023, the Company had been able to utilize the line of credit for RMB 50,000,000 (approximately $7,042,353) with interest rates from 2% to 4.5% which would mature from June 4, 2024 to September 25, 2024, collateralized by the pledge of land use right of Sunrise Tech for RMB 50,000,000. This credit loan was guaranteed by Mr. Haiping Hu, Ms. Fangfei Liu and Ms. Huiyu Du. See Note 17.

On January 18, 2023, Sunrise Guizhou entered into a credit facility agreement with Post Bank to obtain revolving fund up to RMB 30,000,000, approximately $4,225,412, for a term from January 19, 2023 to January 18, 2031. As of December 31, 2023, the Company utilized the line of credit with Post Bank for RMB 28,300,000, approximately $3,985,972, which would mature from July 2023 to April 2024. In March 2024, the Company early repaid the long-term loan. This credit loan was guaranteed by Mr. Haiping Hu. See Note 17.

On June 13, 2023, Sunrise Guizhou entered into a finance lease agreement with Chongqing Xingyu Finance Lease Co., Ltd. to obtain graphite anode materials production facilities. The principal of the contract was RMB 29,257,844, approximately $4,120,881, with a nominal interest rate of 5.8%. This finance lease payment was guaranteed by Mr. Haiping Hu and Ms. Fangfei Liu.

On October 26, 2023, Sunrise Guizhou entered into a three-year debt arrangement with SPD Bank to obtain line of credit up to RMB 50,000,000, approximately $7,042,353, for a term from November 17, 2023 to November 17, 2026. The Company pledged its intellectual property and patent for the line of credit. Sunrise Guizhou utilized the line of credit by issuing banker’s acceptance note up to RMB 20,000,000, approximately $2,816,941 from SPD. Pursuant to the banker’s acceptance note contract, the Company was obliged to deposit fifty percent of the note payable amount issued as restricted cash in the designated bank account in SPD Bank. Therefore, the line of credit for issuance of acceptance note was RMB 10,000,000, approximately $1,408,471. As of December 31, 2023, the banker’s acceptance note was RMB 2,920,000, approximately $411,273 and the deposit for commercial note issuance was RMB 1,460,000, approximately $205,637. Other than the pledge of the Company’s intellectual property and patents, the unsecured amount of banker’s acceptance note, which was RMB 1,460,000 (approximately $205,636) was also guaranteed by Mr. Haiping Hu.